Finance Lease Obligations (Schedule of Finance Lease Obligations) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	$ 9,656	$ 912
Less: future finance charges	(890)	(6)
Present value of minimum lease payments	8,766	906
Current portion	3,395	906
Non-current portion	5,371
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	3,912	$ 912
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	$ 5,744